ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 517,326	$ 445,126
Less: allowances for doubtful debts	(232,993)	(203,037)	$ (210,997)	$ (265,931)
Accounts receivable, net	284,333	242,089
Casino [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	510,008	433,565
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	4,369	5,714
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 2,949	$ 5,847